Leases (Details Textual) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Charters-out [Member]
Leases (Textual) [Abstract]
Operating leases cost	$ 3,100,000,000
Operating leases accumulated depreciation	1,000,000,000
Operating leases carrying amount of Vessels	2,100,000,000
Minimum scheduled future revenues	3,400,000,000
2012	564,800,000
2013	467,500,000
2014	427,200,000
2015	404,200,000
2016	323,800,000
Thereafter	1,200,000,000
Charters In [Member]
Leases (Textual) [Abstract]
Minimum commitments owing by the Partnership	113,900,000
2012	56,900,000
2013	36,100,000
2014	14,000,000
2015	6,900,000
VOC Equipment [Member]
Leases (Textual) [Abstract]
Minimum lease payments receivable	18,900,000	40,600,000
Unearned income	1,400,000	4,300,000
2012	15,400,000
2013	2,500,000
2014	1,000,000
Leasing of Falcon Spirit [Member]
Leases (Textual) [Abstract]
Minimum lease payments receivable	46,800,000	55,100,000
Unearned income	22,500,000	28,300,000
Estimated unguaranteed residual value	8,500,000
2012	8,500,000
2013	8,500,000
2014	8,600,000
2015	8,600,000
2016	8,800,000
Thereafter	$ 3,800,000